Subsequent Events - Additional Information (Detail) (USD $)		0 Months Ended
	Dec. 31, 2013 VEBA Trust [Member]	Feb. 07, 2014 Subsequent Event [Member]	Jan. 21, 2014 Subsequent Event [Member] Fiat [Member]	Feb. 07, 2014 Eight Percent Senior Notes Due Two Thousand Nineteen [Member] Subsequent Event [Member]	Feb. 07, 2014 Eight Point Two Five Percent Senior Notes Due Two Thousand And Twenty One [Member] Subsequent Event [Member]	Jan. 21, 2014 Fiat North America LLC [Member] Subsequent Event [Member]	Jan. 21, 2014 Fiat North America LLC [Member] Subsequent Event [Member] VEBA Trust [Member]	Feb. 07, 2014 Tranche B Term Loan [Member] Senior Credit Facilities [Member] Subsequent Event [Member]	Feb. 07, 2014 Term Loan mature on December 31 2018 [Member] Senior Credit Facilities [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Ownership interest			41.50%
Acquisition price transferred			$ 3,650,000,000
One-time special distribution paid by the company							1,900,000,000
Cash payment directed to the VEBA Trust from FNA							1,750,000,000
Ownership Interest						100.00%
Payment of tax distribution						60,000,000
Additional payments to VEBA Trust	700,000,000
Initial payment by company	175,000,000
Term Loan								250,000,000	1,750,000,000
Secured Senior Notes Issued				1,375,000,000	1,380,000,000
Stated interest rate				8.00%	8.25%
Debt instrument maturity date				Jun. 15, 2019	Jun. 15, 2021
Issue price, Percentage of the aggregate principal amount				108.25%	110.50%
Repayment of accrued and unpaid interest		$ 5,000,000,000